Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 22, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			(3.03%)	4.80%	6.30%
Performance Inception Date		Aug. 31, 2000
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.24%)	3.32%	5.05%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.43%)	3.67%	4.97%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			0.94%	5.20%	6.26%
Performance Inception Date		Aug. 31, 2000
Class Y
Prospectus [Line Items]
Average Annual Return, Percent			2.83%	6.25%	7.16%
Performance Inception Date		Oct. 03, 2008
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			2.95%	6.37%	7.18% [1]
Performance Inception Date		Apr. 04, 2017
MSCI ACWI Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.66%	6.68%	7.26%
MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.79%	4.90%	4.98%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	9.23%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.